Related Party Transactions (Narrative) (Details) HKD in Millions, $ in Millions		12 Months Ended
	Nov. 29, 2011 USD ($)	Dec. 31, 2015 HKD
SoEasy [Member]
Related Party Transaction [Line Items]
Maximum amount of loans drawn down from related parties | HKD		HKD 100
Services and Advertising Agreements [Member] | Sohu [Member]
Related Party Transaction [Line Items]
Aggregate fees of agreement	$ 30
Subsequent term of agreement	22 years
Additional fees of agreement	$ 5
Services and Advertising Agreements [Member] | Virtual currency payment system services [Member] | Sohu [Member]
Related Party Transaction [Line Items]
Term of agreement	25 years
Services and Advertising Agreements [Member] | All other relevant services and links and advertising space [Member] | Sohu [Member]
Related Party Transaction [Line Items]
Initial term of agreement	3 years
Loan Agreements [Member] | Sohu [Member]
Related Party Transaction [Line Items]
Term of agreement		1 year
Loan Agreements [Member] | SoEasy [Member]
Related Party Transaction [Line Items]
Term of agreement		1 year